PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Summary of Asset Acquisitions (Details) - Brookfield Renewable $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) MW
300 MW Utility-Scale Solar
Disclosure of detailed information about property, plant and equipment [line items]
Capacity | MW	300
Acquisitions through asset acquisitions | $	$ 66
Proportion of economic interest	20.00%
725 MW Various
Disclosure of detailed information about property, plant and equipment [line items]
Capacity | MW	725
Acquisitions through asset acquisitions | $	$ 47
Proportion of economic interest	39.00%
177 MW Utility-Scale Solar
Disclosure of detailed information about property, plant and equipment [line items]
Capacity | MW	177
Acquisitions through asset acquisitions | $	$ 23
Proportion of economic interest	20.00%